Financial income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income and expenses
Interest income on financial investments at fair value through profit and loss			€ 19
Interest income on other financial investments not measured at fair value through profit and loss	€ 39	€ 35	65
Interest income on financing components of other contracts	37
Net interest expense on derivatives not under hedge accounting			(18)
Interest expense on bonds and loans payable	(105)	(391)	(234)
Interest expense on financing components of other contracts	(162)	(81)
Net interest expense on defined benefit plans	(15)	(37)	(65)
Net realized (losses)/gains on investments at fair value through other comprehensive income	(144)	(33)	15
Net fair value losses on investments at fair value through profit and loss	(1)		(18)
Net gains on other derivatives designated at fair value through profit and loss			21
Net fair value gains on hedged items under fair value hedge accounting	(7)	42	11
Net fair value losses on hedging instruments under fair value hedge accounting	9	(23)	(15)
Net foreign exchange losses	(100)	(157)	(9)
Other financial income	9	172	85
Other financial expenses	(17)	(64)	(144)
Total financial income and expenses	€ (313)	€ (537)	€ (287)